Consolidated income statement - SEK (kr) shares in Millions, kr in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Profit or loss [abstract]
Net sales	kr 236,681	kr 247,880	kr 263,351
Cost of sales	(124,013)	(138,515)	(161,749)
Gross income	112,668	109,365	101,602
Research and development expenses	(48,852)	(53,514)	(50,664)
Selling and administrative expenses	(33,685)	(51,657)	(39,255)
Impairment reversals/losses on trade receivables	239	(265)	(268)
Operating expenses	(82,298)	(105,436)	(90,187)
Other operating income	9,389	3,229	994
Other operating expenses	(1,179)	(2,599)	(32,859)
Share in earnings of associated companies	54	(246)	124
Earnings (loss) before financial items and income tax (EBIT)	38,634	4,313	(20,326)
Financial income	2,480	2,734	2,145
Financial expenses	(3,047)	(4,103)	(4,118)
Net foreign exchange gains/losses	235	(355)	(1,020)
Income (loss) after financial items	38,302	2,589	(23,319)
Income tax	(9,588)	(2,215)	(2,785)
Net Income (Loss)	28,714	374	(26,104)
Net income (loss) attributable to:
Owners of the Parent Company	28,428	20	(26,446)
Non-controlling interests	kr 286	kr 354	kr 342
Other information
Average number of shares, basic (million)	3,333	3,332	3,330
Earnings (loss) per share attributable to owners of the Parent Company, basic (SEK)	kr 8.53	kr 0.01	kr (7.94)
Earnings (loss) per share attributable to owners of the Parent Company, diluted (SEK)	kr 8.51	kr 0.01	kr (7.94)